Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the six-month periods ended June 30, 2021, and 2022, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2021	2022
Management fees-related parties
Management fees – Pavimar (a)	$1,782,000	$3,149,400
Management fees – Castor Ships (c)	742,500	1,312,250

Included in Voyage expenses
Charter hire commissions – Castor Ships (c)	$364,540	$1,557,300

Included in Interest and finance costs
Interest expenses (b) – Thalassa	$150,833	$—

Included in General and administrative expenses
Administration fees – Castor Ships (c)	$600,000	$600,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (c)	$2,426,800	$235,500

As of December 31, 2021, and June 30, 2022, balances with related parties consisted of the following:

	December 31, 2021	June 30, 2022
Assets:
Due from Pavimar (a) – non-current	810,437	—
Liabilities:
Due to Pavimar (a) – current	3,909,885	671,704
Voyage commissions, management fees and other expenses due to Castor Ships (c)	597,684	542,844

(a) Pavimar:

During the six-month periods ended June 30, 2021 and 2022, each of the Company’s ship-owning subsidiaries was party to vessel management agreements (the “Technical Management Agreements”), with Pavimar. Pursuant to the terms of the Technical Management Agreements, Pavimar provided the Company with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion, in exchange for a daily management fee of $600 per vessel.

As of June 30, 2022, Pavimar had subcontracted the technical management of three of the Company’s dry bulk vessels and all of its tanker vessels and the operational management of six of its tanker vessels to third-party ship-management companies. These third-party management companies provide technical and operational management to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2021, paid Pavimar working capital guarantee deposits aggregating the amount of $1,568,689, of which $758,252 are netted within Due to related party, current and $810,437 are presented in Due from related party, non-current in the accompanying unaudited interim consolidated balance sheets. As of June 30, 2022, the Company had paid Pavimar working capital guarantee deposits aggregating the amount of $1,568,689, which are netted within ‘Due to related parties, current’ in the accompanying unaudited interim consolidated balance sheets. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2021, and June 30, 2022, amounts of $4,668,137 and $2,240,393 were due to Pavimar in relation to payments made by Pavimar on behalf of the Company. As a result, as of December 31, 2021 and June 30, 2022, net amounts of $3,909,885 and $671,704, respectively, were due by the Company to Pavimar which are presented in ‘Due to related parties, current’, in the accompanying unaudited interim consolidated balance sheets.

During the six months ended June 30, 2021, and 2022, the Company incurred management fees under the Technical Management Agreements amounting to $1,782,000, and $3,149,400, respectively, which are presented in Management fees to related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Company’s contractual arrangements with Pavimar for the provision of management services were amended by mutual consent with effect from July 1, 2022. See Note 16 for further details.

(b) Thalassa:

$5.0 Million Term Loan Facility

On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa, the proceeds of which were used to partly finance the acquisition of the M/V Magic Sun. The Company drew down the entire loan amount on September 3, 2019. The facility bore a fixed interest rate of 6.00% per annum and initially had a bullet repayment on March 3, 2021, which, pursuant to a supplemental agreement dated March 2, 2021, was granted a six-month extension. At its extended maturity, on September 3, 2021, the Company repaid $5.0 million of principal and $609,167 of accrued interest due and owing from it to Thalassa and, as a result, the Company, with effect from that date, was discharged from all its liabilities and obligations under this facility.
During the six months ended June 30, 2021, the Company incurred interest costs in connection with the above facility amounting to $150,833, which are included in Interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

(c) Castor Ships:

On September 1, 2020, the Company and its shipowning subsidiaries entered into a master management agreement (the “Master Agreement”) with Castor Ships. Pursuant to the terms of the Master Agreement each of the Company’s shipowning subsidiaries also entered into separate commercial ship management agreements with Castor Ships (the “Commercial Ship Management Agreements” and together with the Master Agreement, the “Castor Ships Management Agreements”). Under the terms of the Castor Ships Management Agreements, Castor Ships managed overall the Company’s business and provided commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial functions, handling all the Company’s vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Company and its shipowning subsidiaries. In exchange for these services, the Company and its subsidiaries paid Castor Ships (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Commercial Ship Management Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

During the six months ended June 30, 2021 and 2022, the Company incurred (i) management fees amounting to $600,000 in each period for the management and administration of the Company’s business, which are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income, (ii) management fees amounting to $742,500 and $1,312,250, respectively, for the provision of the services under the Commercial Ship Management Agreements which are included in ‘Management fees to related parties’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income, (iii) charter hire commissions amounting to $364,540 and $1,557,300, respectively, which are included in ‘Voyage expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income and (iv) sale and purchase commission amounting to $2,426,800 and $235,500, respectively, which are included in ‘Vessels, net’ in the accompanying unaudited interim consolidated balance sheets. Further, as of December 31, 2021 and June 30, 2022, amounts of $597,684 and $542,844 were due to Castor Ships in connection with the aforementioned services.

The Company’s contractual arrangements with Castor Ships for the provision of management services were amended by mutual consent with effect from July 1, 2022. See Note 16 for further details

(d) Vessel Acquisition:

On January 4, 2022, the Company’s wholly owned subsidiary, Mickey, pursuant to a purchase agreement entered into on December 17, 2021, took delivery of the M/V Magic Callisto, a Japanese-built Panamax dry bulk carrier acquired from a third-party in which a family member of Petros Panagiotidis had a minority interest. The vessel was purchased for $23.55 million. The terms of the transaction were negotiated and approved by a special committee of disinterested and independent directors of the Company. The M/V Magic Callisto acquisition was financed with cash on hand.